COMMON STOCK (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 11, 2024	Jan. 09, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2024	Jul. 08, 2024	Jun. 26, 2024	Mar. 16, 2023	Jan. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Ordinary shares redeemed			134,550		134,550		3,931,719
Accretion in value of class A ordinary shares subject to redemption			$ (215,000)	$ (921,000)	$ (488,000)	$ (2,292,000)
Preferred stock, shares authorized			5,000,000		5,000,000		5,000,000						5,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001		$ 0.0001						$ 0.0001
Preferred stock, shares issued			0		0		0						0
Preferred stock, shares outstanding			0		0		0						0
Share-based compensation arrangement by share-based payment award description					The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Stardust Power Inc And Subsidiary [Member]
Class of Stock [Line Items]
Common stock, shares authorized							15,000,000	700,000,000
Common stock, shares issued							9,017,300	47,872,445
Common stock, shares outstanding							9,017,300	47,872,445	47,736,650
Preferred stock, shares authorized								100,000,000
Preferred stock, par value								$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Ordinary shares, par value							$ 0.00001	$ 0.0001	$ 0.0001
Reserved shares of common stock for future issuance							205,000				500,000
Stardust Power Inc And Subsidiary [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Common stock, shares authorized							69,033,000
Common stock, shares issued							41,499,772
Common stock, shares outstanding							41,499,772
Preferred stock, shares authorized
Preferred stock, par value							$ 0.0001
Ordinary shares, par value							$ 0.0001
Stardust Power Inc And Subsidiary [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common stock, shares issued								321,370
Common stock, shares outstanding								321,370
2024 Extension Meeting [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares exercised	$ 2,137,134
Temporary equity, redemption price per share	$ 11.05
Accretion in value of class A ordinary shares subject to redemption	$ 23,615,331
Series of Individually Immaterial Business Acquisitions [Member]
Class of Stock [Line Items]
Shares holders term description							The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Ordinary shares, par value							$ 0.00001
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000		500,000,000		500,000,000						500,000,000
Common stock, shares issued			7,400,000		7,400,000		0						0
Common stock, shares outstanding			7,400,000		7,400,000		0						0
Ordinary shares redeemed			134,550		134,550		3,931,719			134,550			30,000,000
Temporary equity, redemption price per share			$ 11.38		$ 11.38		$ 11.12						$ 10.16
Non-redemption agreements							$ 1,503,254
Ordinary shares, par value			$ 0.0001		$ 0.0001		$ 0.0001						$ 0.0001
Common Class A [Member] | Stardust Power Inc And Subsidiary [Member]
Class of Stock [Line Items]
Common stock, shares outstanding									9,017,300
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares exercised		$ 2,137,134
Temporary equity, redemption price per share		$ 11.05
Accretion in value of class A ordinary shares subject to redemption		$ 23,615,331
Common Class A [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Class of Stock [Line Items]
Ordinary shares, par value												$ 0.0001
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000		50,000,000		50,000,000						50,000,000
Common stock, shares issued			100,000		100,000		7,500,000						7,500,000
Common stock, shares outstanding			100,000		100,000		7,500,000						7,500,000
Non-redemption agreements							$ 127,777
Ordinary shares, par value		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001						$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized			550,000,000		550,000,000		550,000,000
Common Stock [Member] | Stardust Power Inc And Subsidiary [Member]
Class of Stock [Line Items]
Common stock, shares outstanding								47,872,445